Stockholders' Equity	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Stockholders’ Equity

Note 15 - Stockholders’ Equity

Ordinary Shares and Preferred Shares

The Company is authorized to issue (i) 450,000,000 ordinary shares, $0.0001 par value per share, divided into 300,000,000 Class A ordinary shares and 150,000,000 Class B ordinary shares, and (ii) 50,000,000 preferred shares, $0.0001 par value per share. As of June 16, 2020, subsequent to the closing of the Business Combination, there were 17,399,176 ordinary shares outstanding, including 7,647,962 Class A ordinary shares and 9,751,214 Class B ordinary shares, and no preferred shares outstanding.

The shareholders of Class A and Class B ordinary shares have the same rights except for the voting and conversion rights. Each Class A ordinary share is entitled to one vote, and is not convertible into Class B ordinary share under any circumstance; and each Class B ordinary share is entitled to ten votes, and is convertible into one Class A ordinary share at any time by the holder thereof, subject to adjustments for any subdivision or combination.

A total of 1,486,504 Class A ordinary shares, represented by ADSs were issued in March 2021 in connection with 2020 Share Incentive Plan.

As of June 30, 2021 and December 31, 2020, there was an aggregate of 29,328,180 and 9,627,553 Class A ordinary shares issued and outstanding, respectively; and an aggregate of 9,843,096 Class B ordinary shares issued and outstanding each. As of June 30, 2021, there was an aggregate of 7,000 preferred shares issued and outstanding and no preferred shares outstanding as of December 31, 2020.

August 2020 Private Placement

On August 1, 2020, the Company entered into a securities purchase agreement (as amended on September 29, 2020, and later amended and restated on October 19, 2020) with three investors (collectively, the “Investors”). Two tranches of transactions contemplated under the agreement were closed on August 3 and November 13, 2020, respectively. As a result, an aggregate of 1,500,000 ADSs and 1,500,000 warrants to purchase an aggregate of 1,500,000 of our ADS at US$3.00 per ADS (the “August 2020 PIPE Warrants”) were issued at US$2.00 per ADS for an aggregate purchase price of US$3 million, and an aggregate of 150,000 ADSs were issued as origination fee. Issuance costs of approximately $469,000 were recorded as a charge to additional paid-in capital, including legal and accounting fees. In accordance with ASC 815-40, warrants are classified within stockholders’ equity as “Additional paid-in capital” upon their issuance. The proceeds were allocated to ordinary shares and PIPE Warrants on the relative fair value of the securities in accordance with 470-20-30. In aggregate, the net proceeds to the Company were approximately $2,531,000 classified within stockholders’ equity, including a subscription receivable of $508,750 classified in the other receivable in the consolidated balance sheets as of December 31, 2020 which was received in January 2021.

Such warrants shall be exercisable for a period of three years from the issuance date. Exercise price is subject to adjustments in case of reorganization, consolidation, merger etc. and in case of stock purchase rights in the subsequent two-year period at a price per share less than the exercise price as stated in the securities purchase agreement.

As a result of January 2021 Call Options as discussed below, exercise price of PIPE Warrants was adjusted from $3.00 to $2.00. In accordance with ASC 260-10-25-1, when a down round feature is triggered, the Company recognized the effect of the down round feature in an aggregate of $278,000, and the effect is treated as a dividend and a reduction to income available to common shareholders in the basic EPS calculation.

For the six months ended June 30, 2021, 770,833 Class A ordinary shares, as represented by ADSs were issued for the aggregate proceeds of approximately $1.5 million, as a result of investors’ exercise of August 2020 PIPE Warrants.

Share Subscription Agreement with Yun Tian

On December 19, 2020, the Company entered into a private placement share subscription agreement (the “Share Subscription Agreement”) with Yun Tian Investment Limited (“Yun Tian”). Yun Tian subscribes for an aggregate of not more than 4,540,000 Class A ordinary shares (the “Subscription Shares”) by tranches at a subscription price of $2.2 per share before June 30, 2021. The Share Subscription Agreement is automatically terminated at June 30, 2021. The Subscription Shares shall be subject to a lock-up period of two years from the issuance. Subscription price shall be specifically used for the operation of the Relevant Business as defined below.

For a period of two years commencing on January 1, 2021 (or such other date as may be mutually agreed), Yun Tian shall procure that Lion Brokers Limited’s TRS trading business, T+0 business, OTC Stock Options business and any other relevant business (the “Relevant Business”) shall achieve a milestone (the “Milestone”) of net profit before tax of RMB 200 million. At any point of time during the two-year period, when the Milestone is achieved, within 15 days after the Milestone has been achieved, Yun Tian shall be entitled to receive 5,000,000 Class A ordinary shares (the “Earn-out Shares”) from the Company. The arrangement of Earn-out Shares is not required the liability classification in accordance with ASC 480; Earn-out Shares are considered being indexed to the Company’s own stock and meet the criteria for equity classification in accordance with ASC 815-10-15. Further, in reference to ASC 810-10, such arrangement of Earn-out Shares is not considered a separate transaction as the compensation for services and will be accounted for as equity transaction.

For the six months ended June 30, 2021, the Company received subscription price in an aggregate of $0.8 million from Yun Tian, and the related Subscription Shares of 353,623 Class A shares were issued.

January 2021 Call Options

On January 6, 2021, the Company entered into a binding strategic cooperation framework agreement (the “Strategic Cooperation Agreement”) with Mr. Yao Yongjie (“Mr. Yao”) and engaged Mr. Yao as the chief technical adviser to provide technical advice and consultancy service in blockchain industry. The Company grants to Mr. Yao options (the “Call Options”) to subscribe for 6 million Class A ordinary shares, represented by ADSs at a price fixed at US$2 per share. Within 24 months of the signing of the Strategic Cooperation Agreement, Mr. Yao may exercise the right to subscribe for such shares by tranches if the following conditions are met:

(i)	if the closing price of the shares in the Company exceeds US$3 per share for 3 consecutive trading days, Mr. Yao may exercise 2 million call options;

(ii)	if the closing price of the shares in the Company exceeds US$5 per share for 3 consecutive trading days, Mr. Yao may exercise 2 million call options;

(iii)	if the closing price of the shares in the Company exceeds US$7.50 per share for 3 consecutive trading days, Mr. Yao may exercise 2 million call options.

The Company estimated the fair value of the call options on the date of grant using Binomial Option Pricing Model applying the assumptions in the following table. The fair value of the Call Options is valued at approximately $1,909,000, and recognized as stock-based compensation expense over the requisite service period which is five-year period from the date thereof.

Call Options
Expected term in years	2
Expected dividend yield	0%
Volatility	51.69%
Risk-free interest Rate	0.21%

For the six months ended June 30, 2021, an aggregate of $191,000 was recognized in expenses. For the six months ended June 30, 2021, 2,000,000 Class A ordinary shares, as represented by ADSs were issued for the aggregate proceeds of $4.0 million, as a result of exercise of Call Options.